Cover	Apr. 09, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 12, 2024, Prairie Operating Co. (the “Company”) filed a Current Report on Form 8-K to announce the Company’s entry into an asset purchase agreement to acquire the assets of Nickel Road Operating LLC (“NRO”), which the Company subsequently amended by filing Amendment No. 1 and Amendment No. 2 to the Current Report on Form 8-K/A on February 9, 2024 and March 19, 2024, respectively (as so amended, the “Original 8-K”). This Amendment No. 3 to the Original 8-K (this “Amendment No. 3”), is being filed with the Securities and Exchange Commission solely to amend and supplement Item 9.01 of the Original 8-K, as described in Item 9.01 below. This Amendment No. 3 makes no other amendments to the Original 8-K.
Document Period End Date	Apr. 09, 2024
Entity File Number	001-41895
Entity Registrant Name	Prairie Operating Co.
Entity Central Index Key	0001162896
Entity Tax Identification Number	98-0357690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	602 Sawyer Street
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	(713)
Local Phone Number	424-4247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PROP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false